Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2015
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information
18.	Supplemental Cash Flow Information

In March 2014, the Company took ownership of three very large crude carriers (or VLCCs), which were collateral for all amounts owing under the investment in term loans, and the investment in term loans was concurrently discharged. The VLCCs had an estimated fair value of $222.0 million on that date, which approximated all the amounts owing under the investment in term loans. During the first quarter of 2014, second-hand vessel values for VLCCs increased and, as a result, the Company recognized $15.2 million of interest income owing under the investment in term loans in that period. The assumption of ownership of the VLCCs and concurrent discharge of the loans has been treated as a non-cash transaction in the Company’s statement of cash flows.

As described under Note 10 in the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2014, the sale of the Algeciras Spirit in February 2014, resulted in the vessel under capital lease being returned to the owner and the capital lease obligation being concurrently extinguished. As a result, the sale of the vessel under capital lease of $30.1 million and the concurrent extinguishment of the corresponding capital lease obligation for $30.1 million was treated as non-cash transaction in the Company’s consolidated statements of cash flows.

As described under Note 1 in the Company’s audited consolidated financial statements filed with its Annual Report on Form 20-F for the year ended December 31, 2014, the portion of the dividends declared by the Teekay Tangguh Joint Venture in February 2014 that was used to settle advances made by the Teekay Tangguh Joint Venture to BLT LNG Tangguh Corporation and P.T. Berlian Laju Tanker of $14.4 million was treated as a non-cash transaction in the Company’s consolidated statements of cash flows.

As described in Notes 4c and 10c, in June 2014 Teekay LNG acquired BG’s ownership interest in the BG Joint Ventures. As compensation, Teekay LNG assumed BG’s obligation (net of an agreement by BG to pay Teekay LNG approximately $20.3 million) to provide shipbuilding supervision and crew training services for the four LNG carrier newbuildings up to their delivery dates pursuant to a ship construction support agreement. The fair value of the assumed obligation of approximately $30.2 million was used to offset the purchase price and Teekay LNG’s receivable from BG and was treated as a non-cash transaction in the consolidated statement of cash flows.